Earnings Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares
Basic earnings per share
Profit attributable to equity shareholders | ¥	¥ 114,279,000,000	¥ 108,741,000,000	¥ 108,539,000,000
Weighted average number of shares	20,475,482,897	20,475,482,897	20,473,119,088
Diluted earnings per share
Profit attributable to equity shareholders | ¥	¥ 114,279,000,000	¥ 108,741,000,000	¥ 108,539,000,000
Weighted average number of shares	20,475,482,897	20,475,482,897	20,479,705,763
Stock option outstanding	0	0
Dilution impact on weighted average number of shares	0	0	6,586,675